Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Lincoln Electric Holdings, Inc.
Entity Central Index Key	0000059527
Amendment Flag	false
The Lincoln Electric Company Employee Savings Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false